Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]	Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member]	Total Shareholders' Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023	$ 3,398	$ 29,227,005	$ (92,075,379)	$ 68,551	$ 19,815	$ (62,756,610)	$ 23,613,363	$ (39,143,247)
Balance, shares at Dec. 31, 2023	33,980,753
Net loss			(39,475,321)			(39,475,321)	648,559	(38,826,762)
Foreign currency translation adjustments				(210,952)		(210,952)	1,421	(209,531)
Disposal of subsidiaries			27,798			27,798		27,798
Share-based compensation	$ 396	20,869,721				20,870,117		20,870,117
Share-based compensation, shares	3,964,324
Issuance of share capital	$ 206	22,350,001				22,350,207		22,350,207
Issuance of share capital, shares	2,054,923
Business Combination and PIPE Financing	$ 653	(6,807,889)				(6,807,236)		(6,807,236)
Business Combination and PIPE Financing, shares	6,527,999
Acquisition of subsidiaries							(31,868)	(31,868)
Remeasurement for the year					14,464	14,464		14,464
Balance at Dec. 31, 2024	$ 4,653	65,638,838	(131,522,902)	(142,401)	34,279	(65,987,533)	24,231,475	(41,756,058)
Balance, shares at Dec. 31, 2024	46,527,999
Net loss			(18,431,134)			(18,431,134)	(72,426)	(18,503,560)
Foreign currency translation adjustments				602,211		602,211	160,393	762,604
Share-based compensation		3,964,057				3,964,057		3,964,057
Issuance of share capital	$ 3,008	74,195,700				74,198,708		74,198,708
Issuance of share capital, shares	30,083,444
Remeasurement for the year					(14,464)	(14,464)		(14,464)
Balance at Dec. 31, 2025	$ 7,661	$ 143,798,595	$ (149,954,036)	$ 459,810	$ 19,815	$ (5,668,155)	$ 24,319,442	$ 18,651,287
Balance, shares at Dec. 31, 2025	76,611,443